WARRANTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
SCHEDULE OF UNDERWRITER WARRANTS	Underwriters’ Warrants:
Common Stock Warrants
Underwriters’ Warrants Outstanding, January 1, 2023	-
Underwriters’ Warrants issued	570,250
Underwriters’ Warrants Outstanding, December 31, 2023	570,250

SCHEDULE OF WARRANTS CLASSIFICATION AT BALANCE SHEET DATE
Warrant Class	Shares	Inception Date Fair Value	Initial Recognition Date	Exercise Price	Expiration Date
Private Placement Warrants	4,627,858	1,990	10/7/2022	11.5	8/11/2026

SCHEDULE FAIR VALUE WARRANTS

The following table provides the significant inputs to the Black-Scholes method for the fair value of the Penny Warrants:

	As of March 31, 2024	As of December 31, 2023
Common stock price	$0.54	$0.54
Exercise price	0.01	0.01
Dividend yield	0%	0%
Term	8.52 -9.75	10
Volatility	96.00%	96.00%
Risk-free rate	4.20%	3.90%
Fair value	$0.54	$0.54

The following table provides the significant inputs to the Black-Scholes method for the fair value of the Investor Warrants issued in the June 2023 Offering:

	As of March 31, 2024	As of December 31, 2023
Common stock price	$0.54	$0.54
Exercise price	$2.00	$2.00
Dividend yield	0%	0%
Term	4.23	4.48
Volatility	104.00%	106.00%
Risk-free rate	4.30%	3.90%
Fair value	$0.29	$0.31

The following table provides the significant inputs to the Black-Scholes method for the fair value of the Penny Warrants:

	As of December 31, 2023	As of December 31, 2022
Common stock price	$0.54	$11.09
Exercise price	0.01	0.01
Dividend yield	0%	0%
Term	10	9.77
Volatility	96.00%	90.00%
Risk-free rate	3.90%	3.90%
Fair value	$0.54	$11.89

The following table provides the significant inputs to the Black-Scholes method for the fair value of the Investor Warrants issued in the June 2023 Offering:

As of December 31, 2023
Common stock price	$0.54
Exercise price	$2.00
Dividend yield	0%
Term	4.48
Volatility	106.00%
Risk-free rate	3.90%
Fair value	$0.31

SCHEDULE OF ROLL FORWARD IN WARRANTS

Term Loan Warrants:

Common Stock Warrants
Warrants Outstanding, January 1, 2024	1,884,510
Exercise of warrants	-
Warrants issued	-
Warrants Outstanding, March 31, 2024	1,884,510

Investor Warrants:

Common Stock Warrants
Warrants Outstanding, January 1, 2023	11,131,900
Issuance of warrants	-
Exercise of warrants	-
Warrants outstanding, March 31, 2024	11,131,900

The following table presents a roll-forward of the Company’s warrants from January 1, 2023 to December 31, 2023:

Private Warrants:

Common Stock Warrants
Warrants Outstanding, January 1, 2022	-
Assumed in the merger	4,627,858
Warrants Outstanding, December 31, 2022	4,627,858

Warrants Outstanding, January 1, 2023	4,627,858
Exercise of warrants	(3,126,472)
Balances, December 31, 2023	1,501,386

Public Warrants:

Common Stock Warrants
Warrants Outstanding, January 1, 2022	-
Assumed in the merger	9,487,500
Warrants Outstanding, December 31, 2022	9,487,500

Warrants Outstanding, January 1, 2023	9,487,500
Exercise of warrants	(64,971)
Balances, December 31, 2023	9,422,529

Dragonfly Energy Holdings Corp.

Notes to Consolidated Financial Statements

December 31, 2023 and 2022

(in thousands, except share and per share data)

Note 10 - Warrants (continued)

Term Loan Warrants:

Common Stock Warrants
Warrants Outstanding, January 1, 2022	-
Issued in conjunction with merger	4,193,056
Exercised subsequent to the merger	(1,600,000)
Warrants Outstanding, December 31, 2022	2,593,056

Warrants Outstanding, January 1, 2023	2,593,056
Exercise of warrants	(2,000,000)
Warrants issued	1,291,454
Warrants Outstanding, December 31, 2023	1,884,510

Investor Warrants:

Common Stock Warrants
Warrants Outstanding, January 1, 2023	-
Issuance of warrants	11,405,000
Exercise of warrants	(273,100)
Warrants outstanding, December 31, 2023	11,131,900

SCHEDULE OF ROLL FORWARD OF AGGREGATE FAIR VALUES OF WARRANT LIABILITIES

The changes for Level 3 items measured at fair value on recurring basis using significant unobservable inputs are as follows:

	Warrant Liability - Term Loan	Warrant liability- June Public Offering
Fair value as of January 1, 2024	$1,014	$3,434
Change in fair value, gain included in net loss(1)	(4)	(220)
Fair value as of March 31, 2024	$1,010	$3,214

Warrant Liability - Term Loan
Fair value as of January 1, 2023	$30,841
Warrant exercises	(8,822)
Change in fair value, gain included in net loss(1)	(17,998)
Fair value as of March 31, 2023	$4,021

(1)	Changes in fair value of warrant liabilities are disclosed separately in the Condensed Consolidated Statements of Operations

The changes for Level 3 items measured at fair value on recurring basis using significant unobservable inputs are as follows:

	Warrant Liability - Term Loan	Warrant Liability- June Public Offering
Fair value as of December 31, 2022	$30,841	$-
Additions	698	13,762
Warrant exercises	(11,284)	(617)
Change in fair value, loss (gain) included in net loss(1)	(19,241)	(9,711)
Fair value as of December 31, 2023	$1,014	$3,434

Warrant Liability - Term Loan
Fair value as of December 31, 2021	$-
Additions	52,956
Warrant exercises	(16,669)
Change in fair value, loss (gain) included in net loss(1)	(5,446)
Fair value as of December 31, 2022	$30,841

(1)	Changes in fair value of warrant liabilities are disclosed separately in the Consolidated Statements of Operations

Warrant [Member]
SCHEDULE OF ROLL FORWARD OF AGGREGATE FAIR VALUES OF WARRANT LIABILITIES

The following table presents a roll forward of the aggregate fair values of the Company’s warrant liabilities for which fair value is determined by Level 3 Inputs. The only class of warrants that were determined to be Level 3 were the term loan and June Offering Investor Warrants.

Warrant Liability
Balances, January 1, 2022	$-
Issuance of warrants	52,956
Exercise of warrants	(16,669)
Change in fair value of warrants	(5,446)
Balances, December 31, 2022	$30,841

Balances, January 1, 2023	$30,841
Issuance of warrants	14,460
Exercise of warrants	(11,901)
Change in fair value of warrants	(28,952)
Balances, December 31, 2023	$4,448